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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number    811-08415
                                                                       _____________________________

Evergreen Fixed Income Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices)          (Zip code)

 Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200
                                                                                                  _______________

Date of fiscal year end:

Registrant is making a quarterly filing for four of its series, Evergreen High Yield Bond Fund, Evergreen Institutional Mortgage Portfolio, Evergreen Strategic Income Fund and Evergreen U.S. Government Fund, for the quarter ended January 31, 2006. These four series have an April 30 fiscal year end.

Date of reporting period:           January 31, 2006
                                                      _______________

Item 1 – Schedule of Investments

EVERGREEN HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS
January 31, 2006 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.0%
FIXED-RATE 0.0%
FNMA, 8.00%, 06/01/2030 (cost $22,803)	$23,099	$24,689

CORPORATE BONDS 86.7%
CONSUMER DISCRETIONARY 25.3%
Auto Components 0.5%
Accuride Corp., 8.50%, 02/01/2015 þ	4,750,000	4,750,000

Diversified Consumer Services 2.2%
Carriage Services, Inc., 7.875%, 01/15/2015	6,150,000	6,280,687
Service Corporation International:
6.75%, 04/01/2016 þ	3,625,000	3,602,344
7.00%, 06/15/2017 144A	9,000,000	9,180,000

		19,063,031

Hotels, Restaurants & Leisure 6.5%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	5,500,000	5,795,625
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010 þ	13,000,000	12,772,500
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	5,500,000	5,424,375
ITT Corp., 7.375%, 11/15/2015	6,000,000	6,540,000
Las Vegas Sands Corp., 6.375%, 02/15/2015 þ	4,320,000	4,141,800
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	6,000,000	6,420,000
MGM MIRAGE, Inc., 5.875%, 02/27/2014 þ	3,350,000	3,245,312
MTR Gaming Group, Inc., 9.75%, 04/01/2010	2,745,000	2,909,700
Station Casinos, Inc.:
6.50%, 02/01/2014 þ	2,675,000	2,681,688
6.875%, 03/01/2016	7,025,000	7,174,281

		57,105,281

Household Durables 1.4%
Jarden Corp., 9.75%, 05/01/2012 þ	9,020,000	9,065,100
Meritage Homes Corp., 6.25%, 03/15/2015	3,000,000	2,760,000

		11,825,100

Media 9.4%
AMC Entertainment, Inc., 9.875%, 02/01/2012 þ	7,500,000	7,162,500
American Media Operations, Inc., Ser. B, 10.25%, 05/01/2009	5,000,000	4,600,000
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012 þ	6,515,000	6,238,112
CCO Holdings, LLC, 8.75%, 11/15/2013 þ	6,000,000	5,790,000
Cinemark USA, Inc., 9.00%, 02/01/2013	5,000,000	5,306,250
CSC Holdings, Inc., 7.625%, 04/01/2011	2,650,000	2,666,563
Dex Media East, LLC, 9.875%, 11/15/2009	6,000,000	6,510,000
Emmis Communications Corp., FRN, 10.37%, 06/15/2012 þ	1,028,571	1,035,000
Houghton Mifflin Co.:
8.25%, 02/01/2011	5,000,000	5,225,000
Sr. Disc. Note, Step Bond, 0.00%, 10/15/2013 þ 	5,000,000	4,112,500
Lamar Media Corp., 6.625%, 08/15/2015	8,675,000	8,761,750
Mediacom Communications Corp., 9.50%, 01/15/2013 þ	11,250,000	11,221,875
Paxson Communications Corp., FRN, 10.78%, 01/15/2013 144A	5,500,000	5,307,500
R.H. Donnelley Corp., 8.875%, 01/15/2016 144A	8,000,000	8,130,000

		82,067,050

Multi-line Retail 0.5%
Neiman Marcus Group, Inc., 10.375%, 10/15/2015 144A þ	4,500,000	4,663,125

Specialty Retail 2.9%
FTD, Inc., 7.75%, 02/15/2014	4,599,000	4,610,498
Payless ShoeSource, Inc., 8.25%, 08/01/2013	6,500,000	6,873,750
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	5,730,000	6,181,237
United Auto Group, Inc., 9.625%, 03/15/2012	7,000,000	7,472,500

		25,137,985

[1]

EVERGREEN HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued
January 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Textiles, Apparel & Luxury Goods 1.9%
Levi Strauss & Co., 9.75%, 01/15/2015	$8,350,000	$8,840,563
Oxford Industries, Inc., 8.875%, 06/01/2011	4,000,000	4,115,000
Warnaco Group, Inc., 8.875%, 06/15/2013	3,000,000	3,225,000

		16,180,563

CONSUMER STAPLES 2.1%
Food & Staples Retailing 0.5%
Alimentation Couche-Tard, Inc., 7.50%, 12/15/2013	4,500,000	4,691,250

Food Products 1.0%
Del Monte Foods Co.:
6.75%, 02/15/2015 þ	1,190,000	1,187,025
8.625%, 12/15/2012	4,550,000	4,845,750
Michael Foods, Inc., 8.00%, 11/15/2013 þ	2,500,000	2,581,250

		8,614,025

Tobacco 0.6%
Commonwealth Brands, Inc., 4.44%, 12/01/2035	4,750,000	4,803,437

ENERGY 13.4%
Energy Equipment & Services 1.9%
GulfMark Offshore, Inc., 7.75%, 07/15/2014 þ	3,025,000	3,176,250
Hornbeck Offshore Services, Inc.:
6.125%, 12/01/2014 144A	3,875,000	3,894,375
Ser. B, 6.125%, 12/01/2014	1,700,000	1,708,500
Parker Drilling Co., 9.625%, 10/01/2013 þ	2,830,000	3,190,825
SESI, LLC, 8.875%, 05/15/2011 þ	4,150,000	4,367,875

		16,337,825

Oil, Gas & Consumable Fuels 11.5%
ANR Pipeline Co., 8.875%, 03/15/2010	1,650,000	1,773,352
Chesapeake Energy Corp.:
6.375%, 06/15/2015	3,750,000	3,759,375
6.875%, 01/15/2016	9,145,000	9,373,625
Clayton Williams Energy, Inc., 7.75%, 08/01/2013	5,450,000	5,388,688
El Paso Corp., 7.875%, 06/15/2012	10,000,000	10,625,000
El Paso Production Holding Co., 7.75%, 06/01/2013	7,755,000	8,239,687
Encore Acquisition Co., 6.25%, 04/15/2014 þ	9,250,000	9,065,000
Exco Resources, Inc., 7.25%, 01/15/2011	8,650,000	8,823,000
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	4,400,000	4,730,000
Peabody Energy Corp.:
5.875%, 04/15/2016 þ	4,275,000	4,210,875
6.875%, 03/15/2013	2,380,000	2,475,200
Petroleum Helicopters, Inc., 9.375%, 05/01/2009	1,500,000	1,586,250
Plains Exploration & Production Co.:
7.125%, 06/15/2014 þ	1,445,000	1,524,475
8.75%, 07/01/2012	2,730,000	2,955,225
Premcor Refining Group, Inc., 9.50%, 02/01/2013	5,250,000	5,855,393
Targa Resources, Inc., 8.50%, 11/01/2013 144A	1,500,000	1,567,500
Tesoro Corp., 6.625%, 11/01/2015 þ 144A	4,900,000	4,961,250
Williams Cos.:
7.50%, 01/15/2031	5,000,000	5,325,000
8.125%, 03/15/2012	7,250,000	7,965,938

		100,204,833

[2]

EVERGREEN HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued
January 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS 8.4%
Consumer Finance 2.9%
General Motors Acceptance Corp.:
5.625%, 05/15/2009	$10,750,000	$10,079,437
6.125%, 09/15/2006 þ	9,165,000	9,069,134
Northern Telecom Capital Corp., 7.875%, 06/15/2026	6,500,000	6,402,500

		25,551,071

Diversified Financial Services 1.1%
Qwest Capital Funding, 6.50%, 11/15/2018 þ	10,500,000	9,633,750

Insurance 0.5%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	4,100,000	4,356,250

Real Estate 3.9%
Crescent Real Estate Equities Co., REIT, 9.25%, 04/15/2009	5,600,000	5,866,000
Host Marriott Corp.:
Ser. G, REIT, 9.25%, 10/01/2007	4,000,000	4,260,000
Ser. J, REIT, 7.125%, 11/01/2013 þ	4,000,000	4,135,000
Omega Healthcare Investors, Inc., REIT:
7.00%, 04/01/2014	1,200,000	1,224,000
7.00%, 04/01/2014 144A	3,250,000	3,315,000
7.00%, 01/15/2016 144A	3,850,000	3,888,500
Thornburg Mortgage, Inc., REIT, 8.00%, 05/15/2013	6,325,000	6,261,750
Ventas, Inc., REIT, 6.50%, 06/01/2016 144A	4,800,000	4,836,000

		33,786,250

HEALTH CARE 2.7%
Health Care Equipment & Supplies 0.6%
Universal Hospital Services, Inc., 10.125%, 11/01/2011 þ	5,370,000	5,584,800

Health Care Providers & Services 2.1%
Extendicare Health Services, Inc., 9.50%, 07/01/2010 	5,000,000	5,331,250
HCA, Inc., 6.375%, 01/15/2015 þ	8,825,000	8,854,467
Select Medical Corp., 7.625%, 02/01/2015 þ	4,350,000	3,893,250

		18,078,967

INDUSTRIALS 4.6%
Aerospace & Defense 0.4%
DRS Technologies, Inc., 7.625%, 02/01/2018	3,690,000	3,763,800

Commercial Services & Supplies 0.8%
Allied Waste North America, Inc.:
5.75%, 02/15/2011 þ	5,175,000	4,955,062
6.375%, 04/15/2011 þ	725,000	716,844
NationsRent Companies, Inc., 9.50%, 10/15/2010	1,175,000	1,292,500

		6,964,406

Machinery 2.6%
Case New Holland, Inc., 9.25%, 08/01/2011	12,375,000	13,303,125
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013 þ	5,120,000	5,196,800
Dresser Rand Group, Inc., 7.375%, 11/01/2014 144A	4,154,000	4,320,160

		22,820,085

Marine 0.8%
Horizon Lines, LLC, Sr. Disc. Note, Step Bond, 0.00%, 04/01/2013 	8,303,000	6,933,005

INFORMATION TECHNOLOGY 1.2%
IT Services 1.2%
SunGard Data Systems, Inc.:
9.125%, 08/15/2013 144A	7,400,000	7,733,000
10.25%, 08/15/2015 144A	2,950,000	2,979,500

		10,712,500

[3]

EVERGREEN HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued
January 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS 13.6%
Chemicals 4.7%
Ethyl Corp., 8.875%, 05/01/2010	$2,200,000	$2,321,000
Huntsman International, LLC, 11.50%, 07/15/2012	6,105,000	7,036,012
Lyondell Chemical Co.:
10.50%, 06/01/2013 þ	11,600,000	13,137,000
11.125%, 07/15/2012 þ	1,400,000	1,578,500
PQ Corp., 7.50%, 02/15/2013 144A	5,625,000	5,329,687
Tronox Worldwide, Inc., 9.50%, 12/01/2012 144A	6,150,000	6,442,125
Westlake Chemical Corp., 6.625%, 01/15/2016 þ	4,750,000	4,779,688

		40,624,012

Containers & Packaging 2.6%
Crown Americas, Inc., 7.75%, 11/15/2015 144A	8,000,000	8,340,000
Graphic Packaging International, Inc., 8.50%, 08/15/2011	3,000,000	3,015,000
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014 þ	11,750,000	11,426,875

		22,781,875

Metals & Mining 4.6%
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014	6,400,000	6,672,000
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014 þ	8,000,000	8,150,000
10.125%, 02/01/2010	5,285,000	5,813,500
Oregon Steel Mills, Inc., 10.00%, 07/15/2009	7,625,000	8,139,687
United States Steel Corp., 10.75%, 08/01/2008	10,526,000	11,736,490

		40,511,677

Paper & Forest Products 1.7%
Boise Cascade, LLC:
7.125%, 10/15/2014 þ	2,500,000	2,318,750
7.48%, 10/15/2012	2,700,000	2,639,250
Bowater, Inc., 6.50%, 06/15/2013 þ	5,250,000	4,731,563
Georgia Pacific Corp., 8.125%, 05/15/2011	5,000,000	5,112,500

		14,802,063

TELECOMMUNICATION SERVICES 5.7%
Diversified Telecommunication Services 2.2%
Consolidated Communications, Inc., 9.75%, 04/01/2012	4,579,000	4,888,083
Level 3 Communications Corp., 6.375%, 10/15/2015	8,625,000	8,625,000
Qwest Communications International, Inc., 7.875%, 09/01/2011	5,425,000	5,764,062

		19,277,145

Wireless Telecommunication Services 3.5%
Centennial Communications Corp.:
8.125%, 02/01/2014	4,750,000	4,856,875
10.00%, 01/01/2013 þ 144A	4,800,000	4,992,000
Dobson Communications Corp., 8.875%, 10/01/2013 þ	6,650,000	6,733,125
Horizon PCS, Inc., 11.375%, 07/15/2012	3,655,000	4,230,662
Rural Cellular Corp.:
8.25%, 03/15/2012	1,170,000	1,238,738
9.75%, 01/15/2010 þ	5,750,000	5,893,750
UbiquiTel, Inc., 9.875%, 03/01/2011	2,500,000	2,756,250

		30,701,400

UTILITIES 9.7%
Electric Utilities 1.6%
Edison Mission Energy, 10.00%, 08/15/2008	4,250,000	4,643,125
Reliant Energy, Inc., 6.75%, 12/15/2014	10,250,000	8,866,250

		13,509,375

[4]

EVERGREEN HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued
January 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Gas Utilities 0.9%
SEMCO Energy, Inc.:
7.125%, 05/15/2008	$3,500,000	$3,563,704
7.75%, 05/15/2013	4,500,000	4,699,174

		8,262,878

Independent Power Producers & Energy Traders 7.2%
AES Corp., 7.75%, 03/01/2014 þ	8,460,000	8,967,600
Dynegy, Inc., 10.125%, 07/15/2013 144A	8,500,000	9,636,875
Mirant Corp., 7.375%, 12/31/2013 144A	6,575,000	6,722,938
NRG Energy, Inc.:
7.375%, 02/01/2016 #	16,175,000	16,538,937
8.00%, 12/15/2013	2,689,000	3,011,680
Orion Power Holdings, Inc., 12.00%, 05/01/2010	5,100,000	5,839,500
Tenaska, Inc., 7.00%, 06/30/2021 144A	2,135,563	2,178,226
Texas Genco, Inc., 6.875%, 12/15/2014 144A 	9,500,000	10,331,250

		63,227,006

Total Corporate Bonds (cost $750,449,824)		757,325,820

YANKEE OBLIGATIONS-CORPORATE 6.6%
CONSUMER DISCRETIONARY 1.0%
Media 1.0%
IMAX Corp., 9.625%, 12/01/2010 þ	8,000,000	8,220,000

CONSUMER STAPLES 1.0%
Food & Staples Retailing 1.0%
The Jean Coutu Group (PJC), Inc., 8.50%, 08/01/2014 þ	8,900,000	8,521,750

FINANCIALS 0.5%
Diversified Financial Services 0.5%
Ship Finance International, Ltd., 8.50%, 12/15/2013	4,915,000	4,595,525

INDUSTRIALS 0.2%
Transportation Infrastructure 0.2%
Sea Containers, Ltd., 10.50%, 05/15/2012	1,715,000	1,706,425

INFORMATION TECHNOLOGY 1.0%
Electronic Equipment & Instruments 1.0%
Celestica, Inc.:
7.625%, 07/01/2013 þ	7,625,000	7,491,562
7.875%, 07/01/2011	1,535,000	1,554,188

		9,045,750

MATERIALS 1.7%
Chemicals 0.5%
Nova Chemicals Corp., 6.50%, 01/15/2012	4,875,000	4,704,375

Metals & Mining 1.2%
Novelis, Inc., 7.25%, 02/15/2015 144A	10,940,000	10,393,000

TELECOMMUNICATION SERVICES 1.2%
Wireless Telecommunication Services 1.2%
Rogers Wireless, Inc.:
6.375%, 03/01/2014	2,790,000	2,817,900
7.50%, 03/15/2015	3,250,000	3,542,500
9.625%, 05/01/2011	3,475,000	4,031,000

		10,391,400

Total Yankee Obligations-Corporate (cost $57,453,415)		57,578,225

[5]

EVERGREEN HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued
January 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS 1.6%
CONSUMER DISCRETIONARY 0.8%
Hotels, Restaurants & Leisure 0.3%
Las Vegas Sands Corp. þ *	56,250	$2,888,438

Media 0.5%
Charter Communications, Inc., Class A þ *	425,000	505,750
IMAX Corp. þ *	460,395	3,733,803

		4,239,553

MATERIALS 0.4%
Chemicals 0.2%
Huntsman Corp. *	88,065	1,903,965

Metals & Mining 0.2%
Freeport-McMoRan Copper & Gold, Inc., Class B	20,000	1,285,000

TELECOMMUNICATION SERVICES 0.1%
Wireless Telecommunication Services 0.1%
Dobson Communications Corp. þ *	150,000	1,113,000

UTILITIES 0.3%
Independent Power Producers & Energy Traders 0.3%
Mirant Corp. *	80,000	2,240,000

Total Common Stocks (cost $11,242,764)		13,669,956

	Principal Amount	Value

CONVERTIBLE DEBENTURES 0.1%
UTILITIES 0.1%
Independent Power Producers & Energy Traders 0.1%
Calpine Corp., 7.75%, 06/01/2015 ¤ þ (cost $6,525,000)	$6,525,000	766,688

	Shares	Value

WARRANTS 0.2%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Metricom, Inc., Expiring 02/15/2010 *  +	1,500	0

FINANCIALS 0.0%
Diversified Financial Services 0.0%
Asat Finance, LLC, Expiring 11/01/2006 144A *  +	4,000	0

TELECOMMUNICATION SERVICES 0.2%
Wireless Telecommunication Services 0.2%
American Tower Escrow Corp., Expiring 08/01/2008 *	4,250	1,852,591

Total Warrants (cost $842,945)		1,852,591

SHORT-TERM INVESTMENTS 20.6%
MUTUAL FUND SHARES 20.6%
Evergreen Institutional Money Market Fund ø ##	50,149,378	50,149,378
Navigator Prime Portfolio þþ	129,628,983	129,628,983

Total Short-Term Investments (cost $179,778,361)		179,778,361

Total Investments (cost $1,006,315,112) 115.8%		1,010,996,330
Other Assets and Liabilities (15.8%)		(137,571,942)

Net Assets 100.0%		$873,424,388

[6]

EVERGREEN HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued
January 31, 2006 (unaudited)
þ	All or a portion of this security is on loan.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
#	When-issued or delayed delivery security
*	Non-income producing security
¤	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
+	Security is deemed illiquid and is valued using market quotations when readily available.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
REIT	Real Estate Investment Trust

On January 31, 2006, the aggregate cost of securities for federal income tax purposes was $1,006,399,857. The gross unrealized appreciation and depreciation on securities based on tax cost was $21,708,892 and $17,112,419, respectively, with a net unrealized appreciation of $4,596,473.

[7]

EVERGREEN INSTITUTIONAL MORTGAGE PORTFOLIO SCHEDULE OF INVESTMENTS
January 31, 2006 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 10.2%
FIXED-RATE 10.2%
FHLMC:
6.90%, 12/01/2010	$545,000	$587,325
6.98%, 10/01/2020	445,292	479,223
FNMA:
4.06%, 06/01/2013	262,000	245,210
4.83%, 03/01/2013	674,469	662,505
5.65%, 02/01/2009	238,284	242,329
6.01%, 02/01/2012	325,987	338,691
6.09%, 05/01/2011	377,637	391,871
6.15%, 05/01/2011	229,821	238,695
6.22%, 04/01/2008	525,518	532,835
6.65%, 12/01/2007	224,578	228,482
6.79%, 07/01/2009	92,448	96,265
6.91%, 07/01/2009	281,275	293,804
7.05%, 06/01/2007	260,126	263,495
7.09%, 07/01/2009	278,293	291,963
7.21%, 05/01/2007	136,181	137,442
7.27%, 02/01/2010	488,053	518,516
7.29%, 12/01/2010	347,444	375,458
7.37%, 08/01/2006	357,904	357,487

Total Agency Commercial Mortgage-Backed Securities (cost $6,622,205)		6,281,596

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 12.9%
FIXED-RATE 12.9%
FHLB, Ser. 606, Class Y, 5.27%, 12/28/2012 8	502,992	502,640
FHLMC:
Ser. 2748, Class LE, 4.50%, 12/15/2017	710,000	685,942
Ser. 2840, Class NC, 5.50%, 03/15/2028	445,000	446,946
Ser. 2841, Class PC, 5.50%, 07/15/2030	870,000	868,415
Ser. 2984, Class NC, 5.50%, 09/15/2031	365,000	363,241
Ser. 3083, Class UB, 4.50%, 06/15/2032	406,225	393,952
Ser. 3098, Class PD, 5.00%, 07/15/2031	605,000	587,412
Ser. 3104, Class QD, 5.00%, 05/15/2034	550,000	527,882
FNMA:
Ser. 2001-71, Class QE, 6.00%, 12/25/2016	359,321	366,508
Ser. 2004-26, Class PA, 4.50%, 09/25/2025	1,857,720	1,834,284
Ser. 2004-61, Class EQ, 5.50%, 01/25/2033	905,000	904,448
Ser. 2005-40, Class AC, 4.50%, 02/25/2031	461,922	449,058

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $8,037,060)		7,930,728

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 38.1%
FIXED-RATE 37.4%
FHLB:
5.00%, 09/01/2035	473,450	457,434
5.34%, 12/01/2035 8	580,000	577,274
FHLMC:
4.50%, 04/01/2035	1,277,509	1,197,685
5.00%, 12/15/2030 - 12/01/2035	3,091,809	2,992,210
6.50%, 09/01/2019	648,579	665,501
FHLMC 30 year, 5.00%, TBA #	3,945,000	3,809,391
FNMA:
4.50%, 04/01/2019 - 04/01/2020	628,714	611,618
5.46%, 01/01/2036	444,994	449,012
5.50%, 02/01/2035 - 09/01/2035	4,846,568	4,800,811
7.00%, 05/01/2032	74,017	76,952
7.50%, 11/01/2029 - 12/01/2029	29,563	30,998
FNMA 15 year, 5.00%, TBA #	4,645,000	4,588,387
[1]

EVERGREEN INSTITUTIONAL MORTGAGE PORTFOLIO SCHEDULE OF INVESTMENTS continued
January 31, 2006 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FNMA 30 year, 5.50%, TBA #	$2,465,000	$2,438,809
GNMA, 4.50%, 07/20/2030	304,089	304,147

		23,000,229

FLOATING-RATE 0.7%
FNMA, 5.36%, 09/01/2035	439,601	437,537

Total Agency Mortgage-Backed Pass Through Securities (cost $23,569,315)		23,437,766

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 2.8%
FNMA, Ser. 2003-W19, Class 1A5, 5.50%, 11/25/2033 (cost $1,776,493)	1,705,000	1,702,290

ASSET-BACKED SECURITIES 0.7%
Morgan Stanley Mtge. Trust, Ser. 2006-2, Class 5A3, 5.50%, 02/25/2036 8	290,000	287,564
Vanderbilt Mtge. & Fin., Inc., Ser. 2002-B, Class A3, 4.70%, 10/17/2018	170,000	167,690

Total Asset-Backed Securities (cost $459,128)		455,254

COMMERCIAL MORTGAGE-BACKED SECURITIES 16.0%
FIXED-RATE 16.0%
Banc of America Comml. Mtge., Inc.:
Ser. 2004-1, Class A4, 4.76%, 11/10/2039	535,000	517,499
Ser. 2004-4, Class A6, 4.88%, 07/10/2042	1,000,000	972,324
Ser. 2005-5, Class A4, 5.12%, 10/10/2045	500,000	494,111
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2001-TOP2, Class A1, 6.08%, 02/15/2035	135,770	137,477
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2003-C5, Class A4, 4.90%, 12/15/2036	200,000	195,238
Ser. 2005-C3, Class A4, 4.69%, 07/15/2037	1,080,000	1,034,806
Goldman Sachs Mtge. Securities Corp. II:
Ser. 2003-C1, Class A1, 2.90%, 01/10/2040	458,534	445,837
Ser. 2004-GG2, Class A6, 5.40%, 08/10/2038	1,000,000	1,007,727
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2003-ML1A, Class A2, 4.77%, 03/12/2039	1,000,000	971,435
Ser. 2004-PNC1, Class A4, 5.375%, 06/12/2041	605,000	612,523
LB-UBS Comml. Mtge. Trust:
Ser. 2000-C4, Class A1, 7.18%, 09/15/2009	152,512	155,114
Ser. 2004-C2, Class A4, 4.37%, 03/15/2036	1,500,000	1,413,073
Ser. 2004-C7, Class A6, 4.79%, 10/15/2029	545,000	527,065
Morgan Stanley Capital I, Inc.:
Ser. 1998-XL1, Class A2, 6.45%, 06/03/2030	60,703	60,717
Ser. 2003-IQ5, Class A4, 5.01%, 04/15/2038	340,000	334,701
Ser. 2003-T11, Class A4, 5.15%, 06/13/2041	670,000	665,973
Wachovia Bank Comml. Mtge. Trust, Ser. 2003-C8, Class A1, 3.44%, 11/15/2035	295,260	285,412

Total Commercial Mortgage-Backed Securities (cost $9,903,687)		9,831,032

U.S. TREASURY OBLIGATIONS 9.5%
U.S. Treasury Notes:
2.75%, 08/15/2007	3,935,000	3,832,171
3.00%, 02/15/2008	805,000	781,605
4.25%, 08/15/2015	1,280,000	1,251,301

Total U.S. Treasury Obligations (cost $5,881,401)		5,865,077

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 4.1%
FIXED-RATE 4.1%
Banc of America Mtge. Securities, Inc.:
Ser. 2005-D, Class 2A6, 4.79%, 05/25/2035	230,000	224,562
Ser. 2005-E, Class 2A7, 4.63%, 06/25/2035	620,000	603,162
Washington Mutual, Inc.:
Ser. 2004-AR4, Class A6, 3.80%, 06/25/2034	915,000	878,480
Ser. 2005-AR5, Class A5, 4.69%, 05/25/2035	415,000	403,133
Wells Fargo Mtge. Backed Securities Trust, Ser. 2004-S, Class A7, 3.54%, 09/25/2034	440,000	421,631

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $2,573,900)		2,530,968
[2]

EVERGREEN INSTITUTIONAL MORTGAGE PORTFOLIO SCHEDULE OF INVESTMENTS continued
January 31, 2006 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 3.7%
FIXED-RATE 3.7%
Countrywide Home Loans, Inc.:
Ser. 2005-31, Class 3A1, 5.62%, 01/25/2036 	$975,819	$974,745
Ser. 2006-HYB1, Class 3A1, 5.33%, 01/20/2036 	825,000	821,618
GSR Mtge. Loan Trust, Ser. 2005-AR6, Class 3A1, 4.56%, 09/25/2035	459,709	450,184

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $2,257,264)		2,246,547

	Shares	Value

SHORT-TERM INVESTMENTS 19.5%
MUTUAL FUND SHARES 19.5%
Evergreen Institutional Money Market Fund ø ## (cost $12,018,818)	12,018,818	12,018,818

Total Investments (cost $73,099,271) 117.5%		72,300,076
Other Assets and Liabilities (17.5%)		(10,758,495)

Net Assets 100.0%		$61,541,581

	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
#	When-issued or delayed delivery security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced

On January 31, 2006, the aggregate cost of securities for federal income tax purposes was $73,104,225. The gross unrealized appreciation and depreciation on securities based on tax cost was $57,712 and $861,861, respectively, with a net unrealized depreciation of $804,149.

[3]

EVERGREEN STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS

January 31, 2006 (unaudited)
	Principal Amount
		Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 3.0%
FIXED-RATE 3.0%
FNMA:
4.44%, 04/01/2014 ##	$414,298	$396,201
5.24%, 07/01/2035	3,181,181	3,185,253
6.18%, 06/01/2013	1,415,381	1,494,685
7.50%, 07/01/2010 ##	779,088	849,058
7.85%, 11/01/2014 ##	310,657	337,095
Ser. 2002-M1, Class C, 6.17%, 02/25/2016 ##	1,875,000	1,992,675
Ser. 2003-M1, Class B, 4.91%, 07/25/2020 ##	3,000,000	2,997,900

		11,252,867

FLOATING-RATE 0.0%
FNMA, 6.70%, 04/01/2011	69,276	72,907

Total Agency Commercial Mortgage-Backed Securities (cost $11,426,963)		11,325,774

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 3.8%
FIXED-RATE 0.8%
FNMA:
Ser. 2004-T1, Class 1A2, 6.50%, 01/25/2044 ##	2,195,456	2,253,848
Ser. 2004-W2, Class 2A2, 7.00%, 02/25/2044	344,225	362,686
Ser. 2004-W2, Class 5A, 7.50%, 03/25/2044	243,936	258,262

		2,874,796

FLOATING-RATE 3.0%
FHLMC:
Ser. 1699, Class FB, 5.50%, 03/15/2024 ##.	1,094,717	1,120,081
Ser. 2710, Class FY, 4.87%, 10/15/2018	355,641	356,595
FNMA:
Ser. 2002-67, Class FA, 5.53%, 11/25/2032 ##	2,626,892	2,718,255
Ser. 2002-77, Class F, 5.13%, 12/25/2032 ##	3,298,484	3,346,675
Ser. 2002-77, Class FA, 5.47%, 10/18/2030 ##	3,802,837	3,931,259

		11,472,865

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $14,252,454)		14,347,661

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 15.0%
FIXED-RATE 14.4%
FHLMC 15 year, 5.50%, TBA #	6,285,000	6,320,353
FHLMC 30 year:
5.50%, TBA #	11,315,000	11,201,850
6.00%, TBA #	5,920,000	5,981,047
FNMA:
6.07%, 09/01/2013	1,452,382	1,530,128
6.50%, 04/01/2017	699,225	768,311
FNMA 15 year:
4.50%, TBA #	5,500,000	5,338,438
5.50%, TBA #	1,000,000	1,008,250
FNMA 30 year:
5.50%, TBA #	11,500,000	11,377,813
6.00%, TBA #	8,000,000	3,080,000
8.50%, TBA #	2,485,000	2,527,394
GNMA:
6.00%, 06/15/2031 - 09/15/2031	108,861	111,746
7.50%, 12/15/2030	41,263	43,472
8.00%, 10/15/2030	1,743	1,868

		54,288,670

EVERGREEN STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Principal Amount
		Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE 0.6%
FNMA:
4.53%, 07/01/2044	$926,258	$943,745
4.98%, 05/01/2035 ##	1,151,954	1,140,976

		2,084,721

Total Agency Mortgage-Backed Pass Through Securities (cost $56,563,463)		56,373,391

ASSET-BACKED SECURITIES 1.7%
C-Bass, Ltd., Ser. 11A, Class C, FRN, 5.84%, 09/15/2039 144A	4,315,000	4,339,272
Ocean Star plc, Ser. 2004-A, Class C, FRN, 5.58%, 11/12/2018 144A	1,040,000	1,056,058
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 6.17%, 01/25/2035 144A	875,000	894,407

Total Asset-Backed Securities (cost $6,230,000)		6,289,737

COMMERCIAL MORTGAGE-BACKED SECURITIES 1.5%
FIXED-RATE 0.7%
First Union National Bank Comml. Mtge., Ser. 2000-C1, Class F, 8.25%, 05/17/2032	2,249,000	2,566,146

FLOATING-RATE 0.8%
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2004-BBA3, Class B, 4.79%, 06/15/2016 144A	175,000	175,192
Commercial Mtge. Pass Through Cert., Ser. 2003-FL9, Class F, 5.52%, 11/15/2015 144A	93,429	93,806
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2005-CN2A, Class A1, 4.77%,
11/15/2019 144A	922,868	922,864
Greenwich Capital Comml. Funding Corp., Ser. 2005-FL3A, Class D, 4.75%, 10/05/2020 144A	2,000,000	2,000,000

		3,191,862

Total Commercial Mortgage-Backed Securities (cost $5,827,099)		5,758,008

CORPORATE BONDS 31.4%
CONSUMER DISCRETIONARY 9.3%
Auto Components 0.2%
Accuride Corp., 8.50%, 02/01/2015	750,000	750,000

Diversified Consumer Services 0.9%
Carriage Services, Inc., 7.875%, 01/15/2015	1,425,000	1,455,281
Service Corporation International, 6.75%, 04/01/2016	2,000,000	1,987,500

		3,442,781

Hotels, Restaurants & Leisure 1.9%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	1,000,000	1,053,750
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	850,000	838,312
ITT Corp., 7.375%, 11/15/2015	975,000	1,062,750
Las Vegas Sands Corp., 6.375%, 02/15/2015	750,000	719,063
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	1,000,000	1,070,000
MGM MIRAGE, Inc., 5.875%, 02/27/2014	525,000	508,594
MTR Gaming Group, Inc., 9.75%, 04/01/2010	350,000	371,000
Station Casinos, Inc.:
6.50%, 02/01/2014	425,000	426,063
6.875%, 03/01/2016	1,100,000	1,123,375

		7,172,907

Household Durables 0.5%
Jarden Corp., 9.75%, 05/01/2012	1,525,000	1,532,625
Meritage Homes Corp., 6.25%, 03/15/2015	500,000	460,000

		1,992,625

Media 3.5%
AMC Entertainment, Inc., Ser. B, 8.625%, 08/15/2012	1,250,000	1,300,000
American Media Operations, Inc., Ser. B, 10.25%, 05/01/2009	725,000	667,000
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012	1,000,000	957,500
CCO Holdings, LLC, 8.75%, 11/15/2013	850,000	820,250
Cinemark USA, Inc., 9.00%, 02/01/2013	700,000	742,875
CSC Holdings, Inc., 7.625%, 04/01/2011	405,000	407,531

EVERGREEN STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media continued
Dex Media East, LLC, 9.875%, 11/15/2009	$850,000	$922,250
Dex Media West, LLC, 5.875%, 11/15/2011	725,000	735,875
Emmis Communications Corp., FRN, 10.37%, 06/15/2012	137,143	138,000
Houghton Mifflin Co.:
8.25%, 02/01/2011	800,000	836,000
Sr. Disc. Note, Step Bond, 0.00%, 10/15/2013 †	650,000	534,625
Lamar Media Corp., 6.625%, 08/15/2015	1,250,000	1,262,500
Mediacom Communications Corp., 9.50%, 01/15/2013	1,850,000	1,845,375
Paxson Communications Corp., FRN, 10.78%, 01/15/2013 144A	850,000	820,250
R.H. Donnelley Corp., 8.875%, 01/15/2016 144A	1,275,000	1,295,719

		13,285,750

Multi-line Retail 0.5%
J.C. Penney Co., Inc., 7.375%, 08/15/2008	1,650,000	1,736,308

Specialty Retail 1.2%
FTD, Inc., 7.75%, 02/15/2014	1,944,000	1,948,860
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	1,100,000	1,186,625
United Auto Group, Inc., 9.625%, 03/15/2012	1,300,000	1,387,750

		4,523,235

Textiles, Apparel & Luxury Goods 0.6%
Levi Strauss & Co., 9.75%, 01/15/2015	1,275,000	1,349,906
Oxford Industries, Inc., 8.875%, 06/01/2011	400,000	411,500
Warnaco Group, Inc., 8.875%, 06/15/2013	385,000	413,875

		2,175,281

CONSUMER STAPLES 0.4%
Food Products 0.4%
Del Monte Foods Co.:
6.75%, 02/15/2015	190,000	189,525
8.625%, 12/15/2012	400,000	426,000
Michael Foods, Inc., 8.00%, 11/15/2013	900,000	929,250

		1,544,775

ENERGY 4.4%
Energy Equipment & Services 0.4%
GulfMark Offshore, Inc., 7.75%, 07/15/2014	525,000	551,250
Hornbeck Offshore Services, Inc., 6.125%, 12/01/2014 144A	620,000	623,100
Parker Drilling Co., 9.625%, 10/01/2013	450,000	507,375

		1,681,725

Oil, Gas & Consumable Fuels 4.0%
ANR Pipeline Co., 8.875%, 03/15/2010	270,000	290,185
Chesapeake Energy Corp.:
6.875%, 01/15/2016	1,620,000	1,660,500
7.75%, 01/15/2015	400,000	427,000
Clayton Williams Energy, Inc., 7.75%, 08/01/2013	725,000	716,844
El Paso Corp., 7.875%, 06/15/2012	1,575,000	1,673,437
El Paso Production Holding Co., 7.75%, 06/01/2013	1,225,000	1,301,562
Encore Acquisition Co., 6.25%, 04/15/2014	1,360,000	1,332,800
Exco Resources, Inc., 7.25%, 01/15/2011	1,300,000	1,326,000
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	750,000	806,250
Peabody Energy Corp.:
5.875%, 04/15/2016	500,000	492,500
6.875%, 03/15/2013	440,000	457,600
Plains Exploration & Production Co., 8.75%, 07/01/2012	1,300,000	1,407,250
Targa Resources, Inc., 8.50%, 11/01/2013 144A	250,000	261,250

EVERGREEN STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Tesoro Corp., 6.625%, 11/01/2015 144A	$800,000	$810,000
Williams Cos.:
7.50%, 01/15/2031	775,000	825,375
8.125%, 03/15/2012	1,125,000	1,236,094

		15,024,647

FINANCIALS 2.9%
Consumer Finance 1.1%
General Motors Acceptance Corp.:
5.625%, 05/15/2009	1,525,000	1,429,873
6.125%, 09/15/2006	1,450,000	1,434,833
FRN, 5.50%, 01/16/2007	700,000	683,521
Northern Telecom Capital Corp., 7.875%, 06/15/2026	700,000	689,500

		4,237,727

Diversified Financial Services 0.4%
Qwest Capital Funding, Inc., 7.00%, 08/03/2009	1,450,000	1,468,125

Insurance 0.4%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	1,300,000	1,381,250

Real Estate 1.0%
Crescent Real Estate Equities Co., REIT, 9.25%, 04/15/2009	750,000	785,625
Host Marriott Corp.:
Ser. G, REIT, 9.25%, 10/01/2007	625,000	665,625
Ser. J, REIT, 7.125%, 11/01/2013	625,000	646,094
Omega Healthcare Investors, Inc., REIT, 7.00%, 04/01/2014	725,000	739,500
Thornburg Mortgage, Inc., REIT, 8.00%, 05/15/2013	1,000,000	990,000

		3,826,844

HEALTH CARE 1.1%
Health Care Equipment & Supplies 0.3%
Universal Hospital Services, Inc., 10.125%, 11/01/2011	1,050,000	1,092,000

Health Care Providers & Services 0.8%
Extendicare Health Services, Inc., 6.875%, 05/01/2014	1,000,000	982,500
HCA, Inc., 6.375%, 01/15/2015	1,350,000	1,354,508
Select Medical Corp., 7.625%, 02/01/2015	690,000	617,550

		2,954,558

INDUSTRIALS 1.4%
Aerospace & Defense 0.5%
Aviall, Inc., 7.625%, 07/01/2011	1,500,000	1,556,250
DRS Technologies, Inc., 7.625%, 02/01/2018	515,000	525,300

		2,081,550

Commercial Services & Supplies 0.2%
Allied Waste North America, Inc.:
5.75%, 02/15/2011	780,000	746,850
6.375%, 04/15/2011	125,000	123,594

		870,444

Machinery 0.7%
Case New Holland, Inc., 9.25%, 08/01/2011	1,675,000	1,800,625
Dresser Rand Group, Inc., 7.375%, 11/01/2014 144A	692,000	719,680

		2,520,305

EVERGREEN STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Principal Amount
		Value

CORPORATE BONDS continued
INFORMATION TECHNOLOGY 0.5%
IT Services 0.5%
SunGard Data Systems, Inc.:
9.125%, 08/15/2013 144A	$1,325,000	$1,384,625
10.25%, 08/15/2015 144A	400,000	404,000

		1,788,625

MATERIALS 5.4%
Chemicals 1.6%
Ethyl Corp., 8.875%, 05/01/2010	250,000	263,750
Huntsman International, LLC, 11.50%, 07/15/2012	924,000	1,064,910
Lyondell Chemical Co.:
9.50%, 12/15/2008	1,031,000	1,086,416
10.50%, 06/01/2013	800,000	906,000
PQ Corp., 7.50%, 02/15/2013 144A	885,000	838,538
Tronox Worldwide, Inc., 9.50%, 12/01/2012 144A	975,000	1,021,312
Westlake Chemical Corp., 6.625%, 01/15/2016	725,000	729,531

		5,910,457

Containers & Packaging 1.0%
Crown Americas, Inc., 7.75%, 11/15/2015 144A	1,300,000	1,355,250
Graphic Packaging International, Inc., 8.50%, 08/15/2011	475,000	477,375
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014	1,850,000	1,799,125

		3,631,750

Metals & Mining 2.0%
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014	1,100,000	1,146,750
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014	1,325,000	1,349,844
10.125%, 02/01/2010	1,680,000	1,848,000
Oregon Steel Mills, Inc., 10.00%, 07/15/2009	1,300,000	1,387,750
United States Steel Corp., 10.75%, 08/01/2008	1,575,000	1,756,125

		7,488,469

Paper & Forest Products 0.8%
Boise Cascade, LLC:
7.125%, 10/15/2014	400,000	371,000
7.48%, 10/15/2012	425,000	415,438
Bowater, Inc., 6.50%, 06/15/2013	850,000	766,062
Georgia Pacific Corp., 8.125%, 05/15/2011	1,600,000	1,636,000

		3,188,500

TELECOMMUNICATION SERVICES 2.4%
Diversified Telecommunication Services 1.0%
Citizens Communications Co., 6.25%, 01/15/2013	1,550,000	1,511,250
Level 3 Communications Corp., 6.375%, 10/15/2015	1,375,000	1,375,000
Qwest Communications International, Inc., 7.875%, 09/01/2011	1,000,000	1,062,500

		3,948,750

Wireless Telecommunication Services 1.4%
Centennial Communications Corp.:
8.125%, 02/01/2014	650,000	664,625
10.00%, 01/01/2013 144A	1,000,000	1,040,000
Dobson Communications Corp., 8.875%, 10/01/2013	1,000,000	1,012,500
Horizon PCS, Inc., 11.375%, 07/15/2012	550,000	636,625
Rural Cellular Corp.:
8.25%, 03/15/2012	450,000	476,438
9.75%, 01/15/2010	850,000	871,250
UbiquiTel, Inc., 9.875%, 03/01/2011	400,000	441,000

		5,142,438

EVERGREEN STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Principal Amount
		Value

CORPORATE BONDS continued
UTILITIES 3.6%
Electric Utilities 0.6%
Edison Mission Energy, 10.00%, 08/15/2008	$675,000	$737,438
Reliant Energy, Inc., 6.75%, 12/15/2014	1,575,000	1,362,375

		2,099,813

Gas Utilities 0.4%
SEMCO Energy, Inc., 7.75%, 05/15/2013	1,350,000	1,409,752

Independent Power Producers & Energy Traders 2.6%
AES Corp., 7.75%, 03/01/2014	1,350,000	1,431,000
Dynegy, Inc., 10.125%, 07/15/2013 144A	1,100,000	1,247,125
Mirant Corp., 7.375%, 12/31/2013 144A	1,000,000	1,022,500
NRG Energy, Inc:
7.375%, 02/01/2016	2,500,000	2,556,250
8.00%, 12/15/2013	937,000	1,049,440
Orion Power Holdings, Inc., 12.00%, 05/01/2010	800,000	916,000
Texas Genco, Inc., 6.875%, 12/15/2014 144A	1,575,000	1,712,812

		9,935,127

Total Corporate Bonds (cost $117,393,622)		118,306,518

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 17.8%
CONSUMER DISCRETIONARY 0.9%
Automobiles 0.3%
Renault SA, 6.125%, 06/26/2009 EUR	720,000	947,971

Hotels, Restaurants & Leisure 0.3%
Sodexho Alliance SA, 5.875%, 03/25/2009 EUR	720,000	936,006

Media 0.1%
Central European Media Enterprise, 8.25%, 05/15/2012 EUR	400,000	544,156

Specialty Retail 0.2%
LVMH Moet Hennessy-Louis Vuitton SA, 6.125%, 06/25/2008 EUR	650,000	841,293

CONSUMER STAPLES 1.0%
Food & Staples Retailing 0.2%
Tesco plc, 4.75%, 04/13/2010 EUR	750,000	959,850

Food Products 0.4%
Cadbury Schweppes plc, 4.875%, 12/20/2010 GBP	800,000	1,418,573

Tobacco 0.4%
British American Tobacco plc, 4.875%, 02/25/2009 EUR	1,220,000	1,541,010

ENERGY 0.5%
Oil, Gas & Consumable Fuels 0.5%
Petrobras Energia Participaciones SA, 9.75%, 07/06/2011	450,000	537,750
Transco plc, 7.00%, 12/15/2008 AUD	1,500,000	1,165,953

		1,703,703

FINANCIALS 14.9%
Capital Markets 1.2%
Deutsche Bank AG, FRN, 3.35%, 08/09/2007 CAD	1,900,000	1,663,935
Goldman Sachs Group, Inc., 5.25%, 12/15/2015 GBP	1,000,000	1,823,515
Morgan Stanley, Sr. Disc. Note, Step Bond, 5.42%, 11/14/2013 GBP †	460,000	846,447

		4,333,897

Commercial Banks 7.1%
ANZ National International Bank, Ltd., 6.50%, 01/25/2008 NZD	2,950,000	2,004,531

EVERGREEN STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Principal Amount	Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
FINANCIALS continued
Commercial Banks continued
Australia & New Zealand Banking Group, Ltd.:
4.875%, 12/22/2008 GBP	450,000	$807,097
6.00%, 03/01/2010 AUD	2,500,000	1,898,352
Banco Santander Central Hispano SA, 4.00%, 09/10/2010 EUR	3,700,000	4,628,513
BOS International Australia, 3.50%, 01/22/2007 CAD	1,890,000	1,646,903
BSCH Issuances, Ltd., 5.125%, 07/06/2009 EUR	1,350,000	1,735,620
DnB NOR ASA, FRN, 3.63%, 12/08/2008 CAD	1,000,000	875,243
Eurofima, 5.50%, 09/15/2009 AUD	55,000	41,399
European Investment Bank:
4.00%, 04/15/2009 SEK	5,000,000	676,699
4.25%, 12/07/2010 GBP	590,000	1,040,883
5.75%, 09/15/2009 AUD	100,000	76,122
6.75%, 11/17/2008 NZD	5,057,000	3,480,960
8.00%, 10/21/2013 ZAR	15,000,000	2,510,418
International Bank for Reconstruction & Development, 12.50%, 05/14/2012 ZAR	950,000	190,272
Landwirtschaftliche Rentenbank, 6.00%, 09/15/2009 AUD	1,550,000	1,186,744
Nationwide Building Society, FRN:
2.39%, 11/01/2008 EUR	975,000	1,187,985
3.56%, 11/18/2009 CAD 	1,400,000	1,230,102
Rabobank Australia, Ltd., 6.25%, 11/22/2011 NZD	450,000	303,848
Rabobank Nederland, FRN, 3.60%, 06/18/2007 CAD	1,500,000	1,313,764

		26,835,455

Consumer Finance 1.3%
General Electric Capital Corp.:
5.25%, 12/10/2013 GBP	570,000	1,051,858
FRN, 2.54%, 03/31/2008 EUR	500,000	608,675
HSBC Finance Corp., 5.125%, 06/24/2009 EUR	1,000,000	1,285,911
Toyota Credit Canada, 4.75%, 12/30/2008 CAD	2,150,000	1,911,111

		4,857,555

Diversified Financial Services 1.6%
British American Tobacco International Finance plc, 5.75%, 12/09/2013 GBP	1,000,000	1,845,543
Cedulas TDA, 3.25%, 06/19/2010 EUR	2,600,000	3,156,667
Network Rail Finance plc, FRN, 2.45%, 02/27/2007 EUR	800,000	974,368

		5,976,578

Insuranc e 0.2%
AIG SunAmerica, Inc., 3.50%, 03/11/2009 EUR	500,000	612,023

Thrifts & Mortgage Finance 3.5%
Canada Housing Trust, Ser. 5, 3.70%, 09/15/2008 CAD 144A	3,100,000	2,691,118
Nykredit, 5.00%, 10/01/2035 DKK	17,272,656	2,854,199
Totalkredit, FRN, 3.07%, 01/01/2015 DKK	47,521,683	7,815,849

		13,361,166

TELECOMMUNICATION SERVICES 0.3%
Diversified Telecommunication Services 0.3%
Telecom Italia SpA, 5.00%, 02/09/2009 EUR	1,000,000	1,270,853

UTILITIES 0.2%
Electric Utilities 0.2%
International Endesa BV, 4.375%, 06/18/2009 EUR	700,000	878,306

Total Foreign Bonds-Corporate (Principal Amount Denominated in Currency Indicated) (cost $66,155,528)		67,018,395

EVERGREEN STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Principal Amount	Value

FOREIGN BONDS-GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 12.2%
Australia:
7.50%, 09/15/2009 AUD	1,328,000	$1,076,903
FRN, 4.00%, 08/20/2020 AUD	5,190,000	6,046,310
Hong Kong, 4.76%, 06/18/2007 HKD	27,000,000	3,528,813
Hungary, 6.25%, 06/12/2007 HUF	766,000,000	3,688,344
Jamaica, 11.00%, 07/27/2012 EUR	180,000	260,756
Mexico, 10.00%, 12/05/2024 MXN	30,950,000	3,415,602
Norway, 5.00%, 05/15/2015 NOK	36,000,000	5,930,438
Philippines, 6.25%, 03/15/2016 EUR	850,000	1,046,648
Poland, 8.50%, 05/12/2006 PLN	11,750,000	3,783,321
South Africa:
5.25%, 05/16/2013 EUR	385,000	504,464
7.00%, 04/10/2008 EUR	750,000	981,352
13.00%, 08/31/2010 ZAR	7,000,000	1,407,425
Sweden:
5.25%, 03/15/2011 SEK	31,900,000	4,593,502
5.50%, 10/08/2012 SEK	2,200,000	326,505
Turkey, 5.50%, 09/21/2009 EUR	915,000	1,167,230
United Kingdom:
5.00%, 03/07/2012 GBP	1,250,000	2,323,002
6.39%, 08/23/2011 GBP	887,000	4,253,470
FRN, 2.50%, 08/16/2013 GBP	300,000	1,230,451
Venezuela, 7.00%, 03/16/2015 EUR	190,000	252,692

Total Foreign Bonds-Government (Principal Amount Denominated in Currency Indicated) (cost $45,216,405)		45,817,228

U.S. TREASURY OBLIGATIONS 4.6%
U.S. Treasury Bonds, 6.25%, 08/15/2023 ##	$8,100,000	9,537,758
U.S. Treasury Notes:
3.25%, 01/15/2009 ##	1,900,000	1,835,801
4.00%, 02/15/2015 ##	6,135,000	5,891,520

Total U.S. Treasury Obligations (cost $17,538,180)		17,265,079

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 2.8%
FIXED-RATE 0.7%
Credit Suisse First Boston, Ser. 2002-26, Class 4A1, 7.00%, 10/25/2017	556,375	572,190
Structured Asset Securities Corp., Ser. 2004-20, Class 5A-1, 6.25%, 11/25/2034	2,048,958	2,070,089

		2,642,279

FLOATING-RATE 2.1%
Countrywide Home Loans:
Ser. 2004-HYB8, Class 1-M1, 5.66%, 01/20/2035 	5,326,114	5,404,341
Ser. 2004-R1, Class 1-AF, 2.24%, 10/25/2034 144A	525,813	525,997
MASTR Adjustable Rate Mtge. Trust, Ser. 2005-1, Class 7A3, 4.94%, 02/25/2035	1,315,750	1,299,767
William Street Funding Corp., Ser. 2004-3, Class A, 4.82%, 09/23/2009 144A	750,000	751,275

		7,981,380

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $10,748,540)		10,623,659

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 0.5%
FLOATING-RATE 0.5%
Bear Stearns Adjustable Rate Mtge. Trust, Ser. 2004-10, Class 12A3, 4.68%, 01/25/2035	724,046	714,812
Structured Asset Securities Corp., Ser. 2005-RM1, Class A, IO, 5.00%, 03/25/2045 144A	4,749,194	1,096,396

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $1,842,170)		1,811,208

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 0.6%
FIXED-RATE 0.3%
MASTR Resecuritization Trust:
Ser. 2004-3, 5.00%, 03/25/2034	652,961	618,223
Ser. 2005-2, 4.75%, 03/28/2034	770,021	737,095

		1,355,318

EVERGREEN STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Principal Amount
		Value

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE 0.3%
Harborview Mtge. Loan Trust, Ser. 2005-8, Class 2B3, 5.83%, 02/19/2035	$1,003,129	$1,003,872

Total Whole Loan Subordinate Collateralized Mortgage Obligations (cost $2,410,323)		2,359,190

YANKEE OBLIGATIONS-CORPORATE 4.0%
CONSUMER DISCRETIONARY 0.4%
Media 0.4%
IMAX Corp., 9.625%, 12/01/2010	1,300,000	1,335,750

CONSUMER STAPLES 0.5%
Beverages 0.1%
Companhia Brasileira de Bebidas, 8.75%, 09/19/2013.	430,000	503,100

Food & Staples Retailing 0.4%
The Jean Coutu Group (PJC), Inc., 8.50% ,08/01/2014	1,385,000	1,326,137

FINANCIALS 0.8%
Commercial Banks 0.1%
Kazkommerts International BV, 7.00%, 11/03/2009	500,000	511,500

Diversified Financial Services 0.7%
Preferred Term Securities, Ltd., FRN:
5.10%, 06/24/2034 144A	875,000	880,408
6.07%, 06/24/2034 144A	220,000	225,106
6.12%, 12/24/2033 144A	500,000	507,605
Ship Finance International, Ltd., 8.50%, 12/15/2013	865,000	808,775

		2,421,894

INDUSTRIALS 0.2%
Transportation Infrastructure 0.2%
Sea Containers, Ltd., 10.50%, 05/15/2012	625,000	621,875

INFORMATION TECHNOLOGY 0.5%
Electronic Equipment & Instruments 0.5%
Celestica, Inc.:
7.625%, 07/01/2013	1,050,000	1,031,625
7.875%, 07/01/2011	900,000	911,250

		1,942,875

MATERIALS 0.6%
Chemicals 0.2%
Nova Chemicals Corp., 6.50%, 01/15/2012	750,000	723,750

Metals & Mining 0.4%
Novelis, Inc., 7.25%, 02/15/2015 144A	1,740,000	1,653,000

TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.1%
Telefonos De Mexico SA, 4.75%, 01/27/2010	520,000	511,170

Wireless Telecommunication Services 0.5%
Rogers Wireless, Inc.:
6.375%, 03/01/2014	465,000	469,650
7.50%, 03/15/2015	450,000	490,500
9.625%, 05/01/2011	745,000	864,200

		1,824,350

UTILITIES 0.4%
Electric Utilities 0.1%
Enersis SA, 7.375%, 01/15/2014	475,000	507,476

Gas Utilities 0.1%
Gazprom, 9.625%, 03/01/2013 144A	430,000	517,075

EVERGREEN STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Principal Amount
		Value

YANKEE OBLIGATIONS-CORPORATE continued
UTILITIES continued
Multi-Utilities 0.2%
National Power Corp., FRN, 8.63%, 08/23/2011 144A	$500,000	$537,958

Total Yankee Obligations-Corporate (cost $14,782,723)		14,937,910

YANKEE OBLIGATIONS-GOVERNMENT 5.0%
Chile, 5.50%, 01/15/2013	500,000	510,500
Brazil:
9.25%, 10/22/2010	2,170,000	2,479,225
10.50%, 07/14/2014	1,730,000	2,166,825
Colombia:
10.00%, 01/23/2012	500,000	601,250
10.50%, 07/09/2010	1,000,000	1,185,000
Egypt, 8.75%, 07/11/2011 144A	750,000	887,812
Jamaica, 11.75%, 05/15/2011	395,000	490,788
Korea, 4.25%, 06/01/2013	750,000	709,666
Mexico:
6.375%, 01/16/2013	1,200,000	1,273,800
8.375%, 01/14/2011	1,130,000	1,285,375
Panama, 9.625%, 02/08/2011	700,000	826,000
Peru, 9.125%, 01/15/2008	625,000	667,188
Russia:
11.00%, 07/24/2018	800,000	1,179,158
Sr. Disc. Note, Step Bond, 5.00%, 03/31/2030 †	1,000,000	1,118,750
Turkey, 9.00%, 06/30/2011	1,000,000	1,137,500
Ukraine, 7.65%, 06/11/2013	700,000	743,750
Venezuela, 10.75%, 09/19/2013	1,100,000	1,372,250

Total Yankee Obligations-Government (cost $17,743,995)		18,634,837

CONVERTIBLE DEBENTURES 0.0%
UTILITIES 0.0%
Independent Power Products & Energy Traders 0.0%
Calpine Corp., 7.75%, 06/01/2015 + • (cost $900,000)	900,000	105,750

	Shares	Value

COMMON STOCKS 0.3%
CONSUMER DISCRETIONARY 0.2%
Media 0.2%
IMAX Corp. *	69,020	559,752
MATERIALS 0.1%
Chemicals 0.1%
Huntsman Corp. *	19,570	423,104

Total Common Stocks (cost $623,534)		982,856

	Principal Amount
		Value

SHORT-TERM INVESTMENTS 7.6%
COMMERCIAL PAPER 5.3%
Broadhollow Funding, LLC, 3.38%, 02/13/2006	$4,860,000	4,852,840
Chesham Financial Corp., 3.33%, 02/13/2006	5,055,000	5,047,653
Giro Balanced Funding Corp., 3.35%, 02/13/2006	5,060,000	5,052,613
Three Crowns Funding Corp., 3.34%, 02/13/2006	5,060,000	5,052,629

		20,005,735

EVERGREEN STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS continued
MUTUAL FUND SHARES 2.3%
Evergreen Institutional Money Market Fund ø ##	8,840,734	$8,840,734

Total Short-Term Investments (cost $28,846,469)		28,846,469

Total Investments (cost $418,501,468) 111.8%		420,803,670
Other Assets and Liabilities (11.8%)		(44,581,157)

Net Assets 100.0%		$376,222,513

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available.
•	Security which has defaulted on payment of interest and/or principal.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CDO	Collateralized Debt Obligation
DKK	Danish Krone
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GBP	Great British Pound
GNMA	Government National Mortgage Association
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IO	Interest Only
JPY	Japanese Yen
MASTR	Mortgage Asset Securitization Transactions, Inc.
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
REIT	Real Estate Investment Trust
SEK	Swedish Krona
TBA	To Be Announced
ZAR	South African Rand

On January 31, 2006 the aggregate cost of securities for federal income tax purposes was $418,597,974. The gross unrealized appreciation and depreciation on securities based on tax cost was $6,644,950 and $4,439,254, respectively, with a net unrealized depreciation of $2,205,696.

EVERGREEN STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

At January 31, 2006, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date		U.S. Value at January 31, 2006		U.S. Value at January 31, 2006	Unrealized Gain (Loss)
	Contracts to Deliver		In Exchange for
3/24/06	9,912,000 GBP	$17,682,030	1,998,457,440 JPY	$17,201,605	($480,425 )
3/26/06	71,717,000 DKK	11,732,669	1,332,860,455 JPY	11,472,518	(260,151)
4/10/06	38,904,571 EUR	47,552,469	5,382,000,000 JPY	46,426,489	(1,125,980)
4/10/06	4,177,746,000 JPY	36,038,290	30,143,772 EUR	36,844,277	805,987)
4/10/06	2,816,750 EUR	3,442,871	393,500,000 JPY	3,394,430	(48,441)

EVERGREEN U.S. GOVERNMENT FUND
SCHEDULE OF INVESTMENTS

January 31, 2006 (unaudited)
	Principal Amount
		Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.0%
FIXED-RATE 2.0%
FNMA:
6.18%, 06/01/2013 ##	$4,474,519	$4,725,226
6.22%, 08/01/2012 ##	4,101,387	4,334,140
Ser. 2002-M1, Class C, 6.17%, 02/25/2016	1,460,000	1,551,630

Total Agency Commercial Mortgage-Backed Securities (cost $10,907,881)		10,610,996

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 21.4%
FIXED-RATE 3.0%
FHLMC:
Ser. 2262, Class Z, 7.50%, 10/15/2030	168,343	175,295
Ser. 2359, Class PC, 6.00%, 07/15/2015	32,787	32,768
Ser. 2367, Class BC, 6.00%, 04/15/2016	98,053	98,288
Ser. H012, Class A2, 2.50%, 11/15/2008 ##	2,499,068	2,445,962
FNMA, Ser. 2002-W5, Class A7, 6.25%, 08/25/2030 ##	13,235,534	13,333,776

		16,086,089

FLOATING-RATE 18.4%
FHLMC:
Ser. 1370, Class JA, 5.65%, 09/15/2022	406,790	409,935
Ser. 1498, Class I, 5.65%, 04/15/2023	240,564	244,163
Ser. 1533, Class FA, 5.60%, 06/15/2023	84,253	86,025
Ser. 1616, Class FB, 4.88%, 11/15/2008	1,526,796	1,522,795
Ser. 1671, Class TA, 5.00%, 02/15/2024	1,080,960	1,087,048
Ser. 2005-S001, Class 1A2, 4.68%, 09/25/2035 ##	7,725,540	7,728,013
Ser. 2005-S001, Class 2A2, 4.68%, 09/25/2035 ##	11,634,509	11,638,232
Ser. 2030, Class F, 4.97%, 02/15/2028	1,225,836	1,238,107
Ser. 2181, Class PF, 4.87%, 05/15/2029	564,073	567,875
Ser. 2380, Class FL, 5.07%, 11/15/2031 ##	5,122,597	5,216,904
Ser. 2395, Class FD, 5.07%, 05/15/2029	1,781,883	1,814,865
Ser. 2481, Class FE, 5.47%, 03/15/2032 ##	3,133,771	3,206,914
Ser. 2691, Class FC, 5.17%, 10/15/2033 ##	3,048,526	3,051,605
Ser. 2937, Class ZG, 5.00%, 02/15/2035	111,111	110,844
FNMA:
Ser. 1993-221, Class FH, 5.63%, 12/25/2008 ##	3,574,746	3,612,170
Ser. 1997-34, Class F, 5.18%, 10/25/2023 ##	4,114,438	4,171,670
Ser. 1997-49, Class F, 4.97%, 06/17/2027	635,776	641,412
Ser. 1999-49, Class F, 4.93%, 05/25/2018	1,281,813	1,289,459
Ser. 2000-32, Class FM, 4.92%, 10/18/2030	662,028	667,541
Ser. 2001-53, Class CF, 4.93%, 10/25/2031	185,729	186,048
Ser. 2002-13, Class FE, 5.43%, 02/27/2031 ##	1,665,022	1,713,724
Ser. 2002-67, Class FA, 5.53%, 11/25/2032 ##	8,985,298	9,297,806
Ser. 2002-77, Class F, 5.13%, 12/25/2032 ##	7,696,462	7,808,908
Ser. 2002-77, Class FA, 5.47%, 10/18/2030 ##	8,873,287	9,172,938
Ser. 2003-W6, Class F, 4.88%, 09/25/2042 ##	19,361,795	19,467,898
Ser. G93, Class FH, 5.68%, 04/25/2023	206,864	212,274
GNMA:
Ser. 1999-40, Class FL, 5.07%, 02/17/2029	306,935	310,370
Ser. 2000-36, Class FG, 4.99%, 11/20/2030	595,344	599,645
Ser. 2001-22, Class FG, 4.82%, 05/16/2031	883,042	888,097
Ser. 2002-15, Class F, 5.02%, 02/16/2032	959,322	968,559

		98,931,844

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $114,832,751)		115,017,933

1

EVERGREEN U.S. GOVERNMENT FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Principal Amount
		Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 67.6%
FIXED-RATE 47.1%
FHLMC:
6.50%, 04/01/2022 - 09/01/2028	$1,517,119	$1,559,390
7.50%, 05/01/2027 - 08/01/2028	1,075,465	1,130,306
8.00%, 08/01/2023 - 11/01/2028	325,198	347,674
9.00%, 01/01/2017	122,522	132,349
9.50%, 09/01/2020	72,135	79,171
10.50%, 12/01/2019	187,652	210,566
FHLMC 15 year, 5.50%, TBA #	40,555,000	40,783,122
FHLMC 30 year:
5.50%, TBA #	49,500,000	49,005,000
6.00%, TBA #	49,795,000	50,308,486
FNMA:
5.55%, 09/01/2019 ##	7,320,796	7,382,290
6.00%, 02/01/2008 - 09/01/2013	661,027	675,474
6.50%, 01/01/2024	206,267	212,595
7.00%, 11/01/2026 - 02/01/2032	229,595	238,909
7.50%, 07/01/2023 - 05/01/2027	663,115	696,383
8.00%, 10/01/2026 - 09/01/2028	429,011	458,236
8.50%, 07/01/2029 - 08/01/2029	75,097	81,460
9.50%, 02/01/2023	59,295	64,961
11.00%, 01/01/2016	104,587	113,970
11.25%, 02/01/2016	143,358	156,876
FNMA 15 year:
4.50%, TBA #	10,000,000	9,706,250
5.50%, TBA #	24,900,000	25,055,625
FNMA 30 year:
5.50%, TBA #	20,000,000	19,787,500
6.50%, TBA #	27,190,000	27,878,233
GNMA:
6.00%, 02/15/2009 - 08/20/2034	6,778,796	6,935,336
6.50%, 12/15/2025 - 09/20/2033	902,783	939,174
7.00%, 12/15/2022 - 05/15/2032	878,126	923,424
7.34%, 10/20/2021 - 09/20/2022	703,777	740,159
7.50%, 02/15/2022 - 06/15/2032	708,650	748,879
8.00%, 09/15/2009	14,476	15,142
10.00%, 12/15/2018	74,929	83,480
SBA, 4.625%, 03/25/2027 - 03/25/2035	6,586,461	6,589,293

		253,039,713

FLOATING-RATE 20.5%
FNMA:
3.84%, 11/01/2033 ##	10,383,956	10,395,867
4.31%, 07/01/2032 ##	6,252,594	6,309,621
4.32%, 06/01/2030 ##	4,444,531	4,452,967
4.53%, 02/01/2032 - 07/01/2044	35,565,222	36,017,412
4.57%, 11/01/2030	846,100	855,366
4.58%, 09/01/2041 ##	14,143,134	14,322,369
4.73%, 06/01/2040 - 01/01/2041	18,093,798	18,309,710
5.11%, 05/01/2007	543,898	542,233
SBA, 4.66%, 10/25/2029 - 11/25/2029	18,750,463	18,889,902

		110,095,447

Total Agency Mortgage-Backed Pass Through Securities (cost $363,523,219)		363,135,160

2

EVERGREEN U.S. GOVERNMENT FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Principal Amount
		Value

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 4.2%
FIXED-RATE 4.2%
FNMA:
Ser. 2002-T1, Class A3, 7.50%, 11/25/2031	$3,486,356	$3,651,295
Ser. 2002-T16, Class A1, 6.50%, 07/25/2042	5,300,889	5,417,509
Ser. 2002-W3, Class A5, 7.50%, 01/25/2028	643,597	674,605
Ser. 2002-W8, Class A4, 7.00%, 06/25/2017	3,064,982	3,168,426
Ser. 2003-W1, Class 1A-1, 6.50%, 12/25/2042	1,499,160	1,534,540
Ser. 2003-W6, Class 3A, 6.50%, 09/25/2032	7,928,496	8,117,353

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $23,239,369)		22,563,728

ASSET-BACKED SECURITIES 0.8%
SLMA:
Ser. 1997-4, Class A2, FRN, 5.24%, 10/25/2010	1,685,727	1,699,752
Ser. 1998-1, Class A2, FRN, 5.25%, 10/25/2011	2,465,321	2,490,328

Total Asset-Backed Securities (cost $4,180,235)		4,190,080

COMMERCIAL MORTGAGE-BACKED SECURITIES 1.5%
FIXED-RATE 0.0%
LB-UBS Comml. Mtge. Trust, Ser. 2000-C4, Class A1, 7.18%, 09/15/2019	184,861	188,016
Morgan Stanley Capital I, Inc., Ser. 1998-XL1, Class A2, 6.45%, 06/03/2030	77,700	77,718

		265,734

FLOATING-RATE 1.5%
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2005-CN2A, Class A1, 4.77%,
11/15/2019 144A	8,028,948	8,028,916

Total Commercial Mortgage-Backed Securities (cost $8,316,761)		8,294,650

CORPORATE BONDS 3.4%
FINANCIALS 3.4%
Capital Markets 2.7%
Chase Mortgage Finance Corp., Ser. 2003-S15, Class 1A1, 6.00%, 01/25/2034	5,228,222	5,239,162
Goldman Sachs Capital I, 6.35%, 02/15/2034 þ	5,000,000	5,200,975
JPMorgan Chase Capital XV, Ser. O, 5.875%, 03/15/2035	4,000,000	3,936,124

		14,376,261

Commercial Banks 0.7%
Westpac Capital Trust IV, 5.26%, 12/29/2049 144A	4,000,000	3,895,696

Total Corporate Bonds (cost $18,407,197)		18,271,957

U.S. GOVERNMENT & AGENCY OBLIGATIONS 21.6%
FHLB:
3.625%, 11/14/2008 þ	10,000,000	9,696,250
3.875%, 06/15/2008 þ	7,500,000	7,353,255
4.00%, 11/28/2007 ##	5,000,000	4,999,950
4.10%, 06/13/2008 ##	5,000,000	4,926,580
4.50%, 02/18/2015 ##	5,000,000	4,831,215
4.625%, 07/18/2007 ##	6,250,000	6,247,929
5.125%, 03/06/2006 ##	14,000,000	14,005,754
FHLMC:
2.85%, 02/23/2007 ##	8,000,000	7,837,808
4.125%, 10/18/2010 þ	12,000,000	11,660,124
5.50%, 07/15/2006	8,000,000	8,031,776
5.80%, 09/02/2008	2,000,000	2,044,258
FNMA:
4.375%, 03/15/2013 þ	5,000,000	4,862,560
4.375%, 10/15/2015	9,500,000	9,131,894
4.625%, 10/15/2013 þ	6,000,000	5,919,342
6.08%, 01/01/2019	9,443,026	9,619,233
TVA, Ser. B, 4.375%, 06/15/2015 þ	5,000,000	4,813,900

Total U.S. Government & Agency Obligations (cost $119,506,594)		115,981,828

3

EVERGREEN U.S. GOVERNMENT FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
		Principal Amount	Value

U.S. TREASURY OBLIGATIONS 5.1%
U.S. Treasury Notes:
2.00%, 01/15/2016 þ		$9,968,800	$9,980,872
4.125%, 08/15/2010 þ		12,500,000	12,309,088
4.50%, 11/15/2015 þ		5,000,000	4,990,040

Total U.S. Treasury Obligations (cost $27,644,160)			27,280,000

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 2.8%
FIXED-RATE 2.8%
Countrywide Alternative Loan Trust:
Ser. 2004-1T1, Class A6, 5.75%, 02/25/2034		5,000,000	5,051,449
Ser. 2005-46CB, Class A14, 5.50%, 10/25/2035		10,000,000	9,979,700

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $15,143,164)			15,031,149

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 2.1%
FIXED-RATE 2.1%
Countrywide Alternative Loan Trust, Ser. 2004-2CB, Class M, 5.66%, 03/25/2034
(cost $11,528,163)		11,562,490	11,388,821

SHORT-TERM INVESTMENTS 20.3%
U.S. GOVERNMENT AGENCY OBLIGATION 4.0%
FNMA, 4.33%, 02/01/2006 †		21,501,392	21,501,392

		Shares	Value

MUTUAL FUND SHARES 16.3%
Evergreen Institutional Money Market Fund ø ##		25,894,011	25,894,011
Navigator Prime Portfolio þþ		61,634,668	61,634,668

			87,528,679

Total Short-Term Investments (cost $109,030,071)			109,030,071

Total Investments (cost $826,259,565) 152.8%			820,796,373
Other Assets and Liabilities (52.8%)			(283,492,248)

Net Assets 100.0%			$537,304,125

##	All or a portion of this security has been segregated for when-issued or delayed-delivery securities.
#	When-issued or delayed delivery security
þ	All or a portion of this security is on loan.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be
	liquid under guidelines established by the Board of Trustees, unless otherwise noted.
†	Rate shown represents the yield to maturity at date of purchase.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
SBA	Small Business Administration
SLMA	Student Loan Marketing Association
TBA	To Be Announced
TVA	Tennessee Valley Authority

On January 31, 2006 the aggregate cost of securities for federal income tax purposes was $826,507,507. The gross unrealized appreciation and depreciation on securities based on tax cost was $899,408 and $6,610,542, respectively, with a net unrealized depreciation of $5,711,134.

4

Item 2 – Controls and Procedures

(a)	The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Fixed Income Trust

By:  /s/ Dennis H. Ferro
       _______________________
       Dennis H. Ferro,
       Principal Executive Officer

Date: March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Dennis H. Ferro
       _______________________
       Dennis H. Ferro,
       Principal Executive Officer

Date: March 31, 2006

By:  /s/ Kasey Phillips
       ________________________
       Kasey Phillips
       Principal Financial Officer

Date: March 31, 2006